Pension Plan (Reconciliation of Projected Benefit Obligation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Change in benefit obligation:
Projected benefit obligation, at beginning of year			$ 3,383	$ 2,911	$ 2,911	$ 2,732
Current service cost, net of employee contributions	13	10	31	21	32	25
Employee contributions					39	35
Interest cost	32	36	63	71	140	149
Actuarial loss					(49)
Impact of change in discount rate					395	229
Impact in change of assumptions					36
Benefits paid					(188)	(192)
Foreign exchange adjustment					67	(67)
Projected benefit obligation, at end of year					$ 3,383	$ 2,911